Mitchell Silberberg & Knupp llp A Law Partnership Including Professional Corporations	Nimish P. Patel A Professional Corporation (310) 312-3102 Phone (310) 231-8302 Fax nxp@msk.com

February 7, 2018

Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Confidential Submission of Draft Registration Statement on Form S-1

Dear Ladies and Gentlemen:

On behalf of Hyrecar Inc, a Delaware corporation (“Hyrecar”), we hereby confidentially submit Hyrecar’s draft Registration Statement on Form S-1 pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission (the “Commission”). Hyrecar is an “emerging growth company” within the meaning of the JOBS Act.

We hereby confirm, on behalf of Hyrecar, a formal filing of Hyrecar’s Registration Statement will be made at a later date, which in no event will be later than 15 days before Hyrecar commences its road show.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Hyrecar Inc

Attention: Joseph Furnari, Chief Executive Officer

355 South Grand Avenue, Suite 1650

Los Angeles, CA 90071

Telephone: (888) 688-6769

joe@hyrecar.com

with a copy to:

Mitchell Silberberg & Knupp LLP

Attention: Nimish Patel, Esq.

11377 W. Olympic Boulevard

Los Angeles, CA 90064

Telephone: (310) 312-3102

Facsimile: (310) 231-8302

nxp@msk.com

Should you have any questions on this submission, please do not hesitate to contact me at (310) 312-3102

Sincerely,

/s/ Nimish P. Patel
Nimish P. Patel
A Professional Corporation of
Mitchell Silberberg & Knupp LLP

NPP/cxg

11377 West Olympic Boulevard, Los Angeles, California 90064-1683 Phone: (310) 312-2000 Fax: (310) 312-3100 Website: www.msk.com